Offsetting of Financial Assets and Financial Liabilities (Information of Offsetting of Financial Assets and Financial Liabilities) (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2023	Mar. 31, 2023
Offsetting Financial Assets And Financial Liabilities [Line Items]
Derivative assets, Gross amounts recognized	[1]	¥ 19,422	¥ 12,932
Derivative assets, Gross amounts offset on the balance sheet	[1]	0	0
Derivative assets, Net amounts presented on the balance sheet	[1],[2],[3]	19,422	12,932
Derivative assets, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(15,308)	(10,476)
Derivative assets, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	(1,264)	(821)
Derivative assets, Net amounts	[1]	2,851	1,635
Receivables under resale agreements, Gross amounts recognized	[1]	15,334	11,695
Receivables under resale agreements, Gross amounts offset on the balance sheet	[1]	0	0
Receivables under resale agreements, Net amounts presented on the balance sheet	[1],[2],[6]	15,334	11,695
Receivables under resale agreements, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(14,378)	(10,565)
Receivables under resale agreements, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	0	0
Receivables under resale agreements, Net amounts	[1]	956	1,130
Receivables under securities borrowing transactions, Gross amounts recognized	[1]	1,817	1,892
Receivables under securities borrowing transactions, Gross amounts offset on the balance sheet	[1]	0	0
Receivables under securities borrowing transactions, Net amounts presented on the balance sheet	[1],[2],[7]	1,817	1,892
Receivables under securities borrowing transactions, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(1,776)	(1,866)
Receivables under securities borrowing transactions, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	0	0
Receivables under securities borrowing transactions, Net amounts	[1]	41	26
Financial assets, Gross amounts recognized, Total	[1]	36,573	26,519
Financial assets, Gross amounts offset on the balance sheet, Total	[1]	0	0
Financial assets, Net amounts presented on the balance sheet, Total	[1],[2]	36,573	26,519
Financial assets, Amounts not offset on the balance sheet, Financial instruments, Total	[1],[4],[5]	(31,462)	(22,907)
Financial assets, Amounts not offset on the balance sheet, Cash collateral, Total	[1],[4]	(1,264)	(821)
Financial assets, Net amounts, Total	[1]	3,848	2,791
Derivative liabilities, Gross amounts recognized	[1]	19,433	12,896
Derivative liabilities, Gross amounts offset on the balance sheet	[1]	0	0
Derivative liabilities, Net amounts presented on the balance sheet	[1],[2],[3]	19,433	12,896
Derivative liabilities, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(14,653)	(10,141)
Derivative liabilities, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	(1,297)	(843)
Derivative liabilities, Net amounts	[1]	3,482	1,912
Payables under repurchase agreements, Gross amounts recognized	[1]	33,186	25,737
Payables under repurchase agreements, Gross amounts offset on the balance sheet	[1]	0	0
Payables under repurchase agreements, Net amounts presented on the balance sheet	[1],[2],[6]	33,186	25,737
Payables under repurchase agreements, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(31,589)	(25,113)
Payables under repurchase agreements, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	0	0
Payables under repurchase agreements, Net amounts	[1]	1,597	624
Payables under securities lending transactions, Gross amounts recognized	[1]	1,241	886
Payables under securities lending transactions, Gross amounts offset on the balance sheet	[1]	0	0
Payables under securities lending transactions, Net amounts presented on the balance sheet	[1],[2],[7]	1,241	886
Payables under securities lending transactions, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(1,083)	(755)
Payables under securities lending transactions, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	0	0
Payables under securities lending transactions, Net amounts	[1]	158	131
Financial liabilities, Gross amounts recognized, Total	[1]	53,860	39,519
Financial liabilities, Gross amounts offset on the balance sheet, Total	[1]	0	0
Financial liabilities, Net amounts presented on the balance sheet, Total	[1],[2]	53,860	39,519
Financial liabilities, Amounts not offset on the balance sheet, Financial instruments, Total	[1],[4],[5]	(47,324)	(36,009)
Financial liabilities, Amounts not offset on the balance sheet, Cash collateral, Total	[1],[4]	(1,297)	(843)
Financial liabilities, Net amounts, Total	[1]	¥ 5,238	¥ 2,667

[1]	Amounts relating to master netting arrangements or similar agreements where the MHFG Group does not have the legal right of set-off or where uncertainty exists as to the enforceability of these agreements are excluded. For derivatives, the table includes amounts relating to over-the-counter (“OTC”) and OTC-cleared derivatives that are subject to enforceable master netting arrangements or similar agreements.
[2]	Derivative assets and liabilities are recorded in Trading account assets and Trading account liabilities, respectively.
[3]	The amounts of derivative assets and liabilities subject to enforceable master netting arrangements or similar agreements were ¥12,574 billion and ¥12,432 billion, respectively, at March 31, 2023, and ¥18,438 billion and ¥18,475 billion, respectively, at September 30, 2023.
[4]	Amounts do not exceed the net amounts presented on the balance sheet and do not include the effect of overcollateralization, where it exists.
[5]	For derivatives, amounts include derivative assets or liabilities and securities collateral that are eligible for offsetting under enforceable master netting arrangements or similar agreements.
[6]	The amounts of Receivables under resale agreements and Payables under repurchase agreements subject to enforceable industry standard master repurchase agreements with netting terms were ¥10,587 billion and ¥25,147 billion, respectively, at March 31, 2023, and ¥14,433 billion and ¥31,872 billion, respectively, at September 30, 2023.
[7]	The amounts of Receivables under securities borrowing transactions and Payables under securities lending transactions subject to enforceable industry standard master lending agreements with netting terms were ¥1,892 billion and ¥758 billion, respectively, at March 31, 2023, and ¥1,817 billion and ¥1,088 billion, respectively, at September 30, 2023.